Offerings - Offering: 1	Aug. 11, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 75,000,000.00
Amount of Registration Fee	$ 10,357.50
Offering Note	Calculated as the aggregate maximum purchase price for shares of limited liability company interests. The fee of $10,357.50 was paid by the Fund in connection with filing its initial Schedule TO-I. This is the final amendment to the Schedule TO and is being filed to report the results of the offer. Calculated at 0.0001381% of the Transaction Valuation.